Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of consolidated balance sheets
	As of September 30, 2020
Consolidated Balance Sheets:	Original	Restatement	Restated
Other receivables, net - non current	5,204,740	(5,204,740)	-
Total Assets	11,648,401	(5,204,740)	6,443,661
Accumulated deficit	(19,559,908)	(4,595,477)	(24,155,385)
Accumulated other comprehensive loss	(803,990)	(88,789)	(892,779)
Non-controlling Interest	(6,235,376)	(520,474)	(6,755,850)
Total Equity (Deficiency)	5,201,880	(5,204,740)	(2,860)

Schedule of consolidated statements of operations
	For the Three Months Ended September 30, 2020
Consolidated Statements of Operations:	Original	Restatement	Restated
Provision for doubtful accounts, net of recovery	5,087,732	(5,106,085)	(18,353)
Total operating income (expenses)	4,315,368	(5,106,085)	(790,717)
Operating income (loss)	4,356,941	(5,106,085)	(749,144)
Net income (loss)	4,357,629	(5,106,085)	(748,456)
Net income (loss) attributable to non-controlling interest	495,943	(510,608)	(14,665)
Net income (loss) attributable to Sino-Global Shipping America, Ltd.	3,861,686	(4,595,477)	(733,791)

Schedule of Sino-China's assets and liabilities
	September 30,	June 30,
	2020	2020
Current assets:
Cash	$5,075	$5,022
Total current assets	5,075	5,022

Deposits	1,673	1,608
Property and equipment, net	39,319	41,171
Total assets	$46,067	$47,801

Current liabilities:
Other payables and accrued liabilities	$41,534	$39,919
Total liabilities	$41,534	$39,919

	June 30,	June 30,
	2020	2019
Current assets:
Cash	$5,022	$11,691
Other receivables	-	309
Prepaid expenses and other current assets	-	4,474
Total current assets	5,022	16,474

Deposits	1,608	1,655
Property and equipment, net	41,171	95,765
Total assets	$47,801	$113,894

Current liabilities:
Other payables and accrued liabilities	$39,919	$30,175
Total liabilities	$39,919	$30,175

Schedule of translation of foreign currency exchange rates
	September 30, 2020	June 30, 2020	Three Months ended September 30,
Foreign currency	Balance Sheet	Balance Sheet	2020 Profits/Loss	2019 Profits/Loss
RMB:1USD	6.7905	7.0651	6.9217	7.0146
AUD:1USD	1.3964	1.4514	1.3992	1.4592
HKD:1USD	7.7500	7.7505	7.7506	7.8300
CAD:1USD	1.3323	1.3617	1.3325	1.3200

	June 30,
	2020		2019
Foreign currency	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss
RMB:1USD	7.0651	7.0312	6.8657	6.8223
AUD:1USD	1.4514	1.4924	1.4238	1.3984
HKD:1USD	7.7505	7.7948	7.8130	7.8387
CAD:1USD	1.3617	1.3421	1.3092	1.3238

Schedule of estimated useful lives
Buildings	20 years
Motor vehicles	3-10 years
Computer and office equipment	1-5 years
Furniture and fixtures	3-5 years
System software	5 years
Leasehold improvements	Shorter of lease term or useful lives

Buildings	20 years
Motor vehicles	3-10 years
Computer and office equipment	1-5 years
Furniture and fixtures	3-5 years
System software	5 years
Leasehold improvements	Shorter of lease term or useful lives

Schedule of intangible assets estimated useful lives
Logistics platform	3 years

Logistics platform	3 years

Schedule of revenues by segments
	For the Three Months Ended
	September 30,	September 30,
	2020	2019
Shipping and management agency services	$206,845	$500,000
Freight logistics services	929,954	1,242,142
Container trucking services	-	44,084
Total	$1,136,799	$1,786,226

	For the Years Ended
	June 30,	June 30,
	2020	2019
Shipping and management agency services	$2,105,651	$2,093,680
Inland transportation management services	-	1,469,799
Freight logistics services	4,368,596	37,725,136
Container trucking services	61,709	482,432
Total	$6,535,956	$41,771,047

Schedule of disaggregated information of revenues by geographic locations
	September 30,	September 30,
	2020	2019
PRC	$929,954	$1,242,142
U.S.	206,845	544,084
Total revenues	$1,136,799	$1,786,226

	June 30,	June 30,
	2020	2019
PRC	$4,368,596	$37,755,310
U.S.	2,167,360	1,922,057
Hong Kong	-	2,093,680
Total revenues	$6,535,956	$41,771,047